Summary of RSU and PSU Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	830,523
Granted (in shares)	68,040
Shares vested	(320,640)
Forfeited (in shares)	(66,897)
Outstanding at ending of period (in shares)	511,026	830,523
Weighted Average Fair Value
Outstanding at beginning of period (usd per share)	$ 60.73
Granted (usd per share)	84.10
Shares vested	46.63
Forfeited (usd per share)	67.16
Outstanding at end of period (usd per share)	$ 72.07	$ 60.73
Weighted Average Remaining Contractual Life
Outstanding at end of period (usd per share)	11 months 5 days	1 year 1 month 10 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	1,025,484
Granted (in shares)	186,102
Shares vested	(367,177)
Forfeited (in shares)	(128,439)
Outstanding at ending of period (in shares)	715,970	1,025,484
Weighted Average Fair Value
Outstanding at beginning of period (usd per share)	$ 58.64
Granted (usd per share)	89.60
Shares vested	45.18
Forfeited (usd per share)	63.89
Outstanding at end of period (usd per share)	$ 72.65	$ 58.64
Weighted Average Remaining Contractual Life
Outstanding at end of period (usd per share)	1 year 3 months 11 days	1 year 4 months 24 days